UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

 /s/    Robert T. Adams     Denver, CO     April 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $322,633 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      277      796 SH       SOLE                        0        0      796
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      376      300 SH       SOLE                        0        0      300
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      661     7900 SH       SOLE                        0        0     7900
BOSTON PROPERTIES INC          COM              101121101      216     2273 SH       SOLE                        0        0     2273
EQUITY RESIDENTIAL             SH BEN INT       29476L107      283     5014 SH       SOLE                        0        0     5014
EXXON MOBIL CORP               COM              30231G102      346     4115 SH       SOLE                        0        0     4115
ISHARES TR                     BARCLYS TIPS BD  464287176     2536    23228 SH       SOLE                        0        0    23228
ISHARES TR                     S&P 500 INDEX    464287200    76593   575841 SH       SOLE                        0        0   575841
ISHARES TR                     MSCI EMERG MKT   464287234     6820   140119 SH       SOLE                        0        0   140119
ISHARES TR                     MSCI EAFE INDEX  464287465    26904   447809 SH       SOLE                        0        0   447809
ISHARES TR                     RUSSELL MCP VL   464287473      221     4590 SH       SOLE                        0        0     4590
ISHARES TR                     RUSSELL 1000     464287622    42565   576211 SH       SOLE                        0        0   576211
ISHARES TR                     RUSSELL 2000     464287655     8889   105608 SH       SOLE                        0        0   105608
ISHARES TR                     RUSSELL 3000     464287689      593     7481 SH       SOLE                        0        0     7481
ISHARES TR                     DJ US REAL EST   464287739     7215   121468 SH       SOLE                        0        0   121468
ISHARES TR                     S&P EURO PLUS    464287861      260     6215 SH       SOLE                        0        0     6215
ISHARES TR                     S&P DEV EX-US    464288422     3509   102686 SH       SOLE                        0        0   102686
ISHARES TR                     RSSL MCRCP IDX   464288869    11213   210928 SH       SOLE                        0        0   210928
ISHARES TR                     RUS200 IDX ETF   464289446      259     8546 SH       SOLE                        0        0     8546
PUBLIC STORAGE                 COM              74460D109      284     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      440     4107 SH       SOLE                        0        0     4107
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    21726   556661 SH       SOLE                        0        0   556661
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2369    17869 SH       SOLE                        0        0    17869
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      502     2797 SH       SOLE                        0        0     2797
VANGUARD INDEX FDS             REIT ETF         922908553    37444   640396 SH       SOLE                        0        0   640396
VANGUARD INDEX FDS             VALUE ETF        922908744      347     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             SMALL CP ETF     922908751     4042    51168 SH       SOLE                        0        0    51168
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    11177   228339 SH       SOLE                        0        0   228339
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858    54566  1462491 SH       SOLE                        0        0  1462491